ProShares Metaverse ETF Investment Strategy - ProShares Metaverse ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of companies that provide or use innovative technologies to offer products and services around the metaverse. “Metaverse” is a term used to refer to a “digital world” or a future iteration of the internet. The Metaverse is characterized by virtual worlds that create a simulated environment – as well as augmented reality where the real-world environment is enhanced by computer generated sensory information. The Metaverse is expected to allow people to engage in new ways, such as through internet-based interactions, online gaming and transactions. The Metaverse is enabled by several connected technologies, such as virtual and augmented reality, digital environments, artificial intelligence and advanced computing.The index provider uses a natural language processing algorithm to identify companies that fall into one or more of the following categories: (1) Metaverse Technology: Produces technology, infrastructure or hardware used to develop or operate in the Metaverse, including technologies for virtual and augmented reality; (2) Metaverse Platforms: Provides or develops non-physical, virtual environment or digital worlds where users and businesses can interact through virtual technologies, including platforms and services that facilitate virtual marketplaces and social network platforms; (3) Metaverse Devices: Produces devices used to access or interact with the Metaverse, including the production of wearable devices and specialized visuals and audio or gaming equipment used for interacting in virtual and augmented reality; (4) Interchange Standards: Develops and distributes tools, formats, services and engines that facilitate the creation of the Metaverse by setting actual standards that provide a common set of operating principles, language or expectations that allow for the creation, operation and ongoing improvement to the Metaverse; and (5) Data Processing: Provides computing power to support the Metaverse, including high-intensity data processing services such as rendering, data matching and synchronization or motion capturing The index provider determines whether a company falls into those categories by using an automated scan of company filings and other public information to search for terms and phrases which the index provider believes will identify companies that have or are expected to have significant exposure to the provision of products and/or services that contribute to the Metaverse industry. Each company identified receives a score, as determined by the automated scan, that reflects its exposure to the Metaverse industry.The index provider reviews each company and excludes any company that does not have relevant business exposure. Selected companies must obtain 50% of their revenue from Metaverse related business operations. Companies in the following FactSet Industries are excluded from the Index: (1) Major Pharmaceuticals, (2) Other Pharmaceuticals, (3) Original Equipment Manufacturer Auto Parts, (4) Major Telecommunications, (5) Specialty Telecommunications, (6) Wireless Telecommunications, and (7) Food Retail.The remaining companies are then ranked based on the assigned score. The top 40 companies are selected into the Index. Companies with higher scores receive more weight, and the 10 largest companies by market capitalization get extra weight. The Index’s composition and the assigned weights are reevaluated in June and December. The Index is constructed and maintained by Solactive AG. More information about the Index can be found using the Bloomberg ticker symbol “SOMETAV.”Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the components of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the components of the Index or to instruments not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each component of the Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more components of the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.